FINANCIAL INSTRUMENTS - Level 3 Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Balance, beginning of year	$ 4,915
Changes in fair value measurement, assets [abstract]
Balance, end of year	3,528	$ 4,915
Financial liabilities
Balance, beginning of year	41,511
Changes in fair value measurement, liabilities [abstract]
Balance, end of year	45,122	41,511
Level 3
Financial assets
Balance, beginning of year	1,605	1,696
Changes in fair value measurement, assets [abstract]
Additions	144	47
Dispositions/ Warrant exercise	(986)	(31)
Fair value gains, net and OCI	(216)	(107)
Other	(14)	0
Balance, end of year	533	1,605
Financial liabilities
Balance, beginning of year	26	26
Changes in fair value measurement, liabilities [abstract]
Additions	0	0
Dispositions/ Warrant exercise	0	0
Fair value gains, net and OCI	(3)	0
Other	0	0
Balance, end of year	$ 23	$ 26
CXTD
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interests/voting rights held by the partnership	22.00%	22.00%